Share-based compensation - Schedule of fair value assumptions of share options granted (Details) - Stock options	12 Months Ended
	Dec. 31, 2020 Year $ / shares	Dec. 31, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 3.86
Exercise price	$ 3.86
Expected dividend yield	0.00%	0.00%
Risk free interest rate	0.72%
Expected life (years) | Year		5
Expected volatility	120.00%	100.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 3.75	$ 6.45
Exercise price	$ 3.68	$ 7.17
Risk free interest rate	0.27%	1.24%
Expected life (years) | Year	4
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 9.54	$ 75.38
Exercise price	$ 9.80	$ 75.38
Risk free interest rate	1.55%	1.90%
Expected life (years) | Year	9